CONFIDENTIAL TREATMENT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **June 30, 2005**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Davidson Kempner Capital Management LLC**
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Timothy I. Levart**
Title: **Secretary**
Phone: **212-446-4020**

Signature, Place, and Date of Signing:

[signature]	**NY , NY**	**8/11/05**
[Signature]	[City, State]	[Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____0____

Form 13 F Information Table Entry Total: ____14____

Form 13 F Information Table Value Total: ____$606,480
(thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number	Name
28________________	______________________
[Repeat as necessary.]	

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ______________________________
[Repeat as necessary]

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 6/30/2005
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
GILLETTE COMPANY	CS	375766102	129,118.10	2,548,719.00	SH		SOLE		2,548,719.00		
INTEGRATED CIRCUIT SYSTEMS	CS	45811K208	4,130.00	200,000.00	SH		SOLE		200,000.00		
MBNA CORP	CS	55262L100	6,540.00	250,000.00	SH		SOLE		250,000.00		
MCI INC	CS	552691107	136,347.29	5,305,342.00	SH		SOLE		5,305,342.00		
MAYTAG CORP	CS	578592107	1,566.00	100,000.00	SH		SOLE		100,000.00		
NEIMAN MARCUS	CS	640204202	62,678.16	646,700.00	SH		SOLE		646,700.00		
NEXTEL COMMUNICATIONS	CS	65332V103	144,488.20	4,473,319.00	SH		SOLE		4,473,319.00		
PREMCOR INC	CS	74045Q104	60,731.80	820,700.00	SH		SOLE		820,700.00		
PUBLIC SERVICE ENTERPRISE	CS	744573106	1,198.15	19,700.00	SH		SOLE		19,700.00		
PROCTER & GAMBLE	CS	742718109	8,199.09	155,433.00	SH		SOLE		155,433.00		
RENAL CARE GROUP INC	CS	759930100	4,610.00	100,000.00	SH		SOLE		100,000.00		
SUNGUARD DATA SYSTEMS	CS	867363103	35,160.00	1,000,000.00	SH		SOLE		1,000,000.00		
AT&T CORP	CS	001957505	4,689.20	246,800.00	SH		SOLE		246,800.00		
TELESYSTEM INT'L WIRELESS INC	CS	879946606	7,024.40	450,282.00	SH		SOLE		450,282.00		
			606,480.39								